Stockholders' Equity - Schedule of Stock Option Cancelled (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options cancelled issued during the period			(13,750)
David Phipps, President, CEO, and Director [Member]
Number of options cancelled issued during the period	(5,000)	(5,000)
Theresa Carlise, CFO [Member]
Number of options cancelled issued during the period	(2,500)	(2,500)
Hector Delgado, Director [Member]
Number of options cancelled issued during the period	(1,250)	(1,250)